SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Interest paid	$ 73,000	$ 78,000
Taxes paid	0	240,000
Equipment acquired under finance leases and equipment loans	$ 1,589,000	$ 1,007,000